Segment Information	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Segmented Information

26. SEGMENTED INFORMATION
All of the Company’s operations are within the mining sector, conducted through operations in four countries. Due to geographic and political diversity, the Company’s mining operations are decentralized in nature whereby Mine General Managers are responsible for achieving specified business results within a framework of global policies and standards. We have determined that each producing mine and significant development property represents an operating segment. Country corporate offices provide support infrastructure to the mines in addressing local and country issues including financial, human resources, and exploration support. The Company has a separate budgeting process and measures the results of operations and exploration activities independently. Operating results of operating segments are reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segments and to assess their performance. The Corporate office provides support to the mining and exploration activities with respect to financial, human resources and technical support. Major products are silver, gold, zinc, lead and copper produced from mines located in Mexico, Peru, Argentina and Bolivia.
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

	Year ended, December 31, 2017
	Peru		Mexico			Argentina		Bolivia	Canada
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Revenue	$129,085	$120,244	$197,748	$17,958	$171,654	$111,642	$—	$68,497	$—	$—	$816,828
Depreciation and amortization	$(13,464)	$(9,693)	$(67,515)	$(23)	$(19,381)	$(5,236)	$(88)	$(7,181)	$(108)	$(199)	$(122,888)
Exploration and project development	$(1,713)	$(1,629)	$(2,316)	$—	$(2,149)	$(4,588)	$(2,894)	$—	$(2,659)	$(1,807)	$(19,755)
Interest income	$63	$58	$—	$4	$—	$525	$—	$—	$472	$340	$1,462
Interest and financing expenses	$(855)	$(578)	$1,613	$(359)	$(467)	$(2,969)	$(99)	$(232)	$(3,101)	$(138)	$(7,185)
(Loss) gain on disposition of assets	$(154)	$(117)	$(291)	$540	$(319)	$—	$—	$(455)	$361	$626	$191
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$2,052	$—	$2,052
Gain on derivatives	$—	$—	$—	$—	$—	$—	$—	$—	$64	$—	$64
Foreign exchange (losses) gains	$(92)	$(38)	$642	$(29)	$(143)	$(1,373)	$(644)	$1,045	$1,493	$962	$1,823
Gain on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$606	$—	$606
Impairment reversals	$—	$42,112	$—	$—	$—	$—	$—	$—	$—	$19,442	$61,554
Earnings (loss) before income taxes	$36,650	$86,476	$(503)	$(8,474)	$79,307	$(24,404)	$(3,570)	$14,592	$(22,567)	$24,978	$182,485
Income tax (expense) recovery	$(12,818)	$(16,663)	$11,719	$1,033	$(20,843)	$(1,108)	$(85)	$(5,305)	$(6,360)	$(8,604)	$(59,034)
Net earnings (loss) for the period	$23,832	$69,813	$11,216	$(7,441)	$58,464	$(25,512)	$(3,655)	$9,287	$(28,927)	$16,374	$123,451
Capital expenditures	$8,412	$9,283	$85,379	$—	$21,963	$8,590	$27	$8,146	$2	$430	$142,232

	As at December 31, 2017
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Total assets	$116,138	$131,180	$833,397	$17,125	$231,205	$125,088	$194,225	$85,869	$210,286	$48,819	$1,993,332
Total liabilities	$46,184	$36,058	$176,464	$8,163	$65,145	$43,408	$1,296	$30,819	$28,939	$35,805	$472,281

	Year ended, December 31, 2016
	Peru		Mexico			Argentina		Bolivia
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Other	Total
Revenue	$105,707	$92,889	$189,288	$45,843	$118,292	$144,048	$—	$78,708	$—	$774,775
Depreciation and amortization	$(12,668)	$(11,225)	$(60,414)	$(2,336)	$(9,999)	$(9,190)	$(120)	$(9,474)	$(529)	$(115,955)
Exploration and project development	$(837)	$(1,053)	$(1,685)	$—	$(186)	$—	$(3,377)	$—	$(4,196)	$(11,334)
Interest income	$27	$67	$—	$—	$—	$389	$19	$1	$879	$1,382
Interest and financing expenses	$(673)	$(436)	$(630)	$(420)	$(307)	$(3,069)	$(66)	$(218)	$(3,732)	$(9,551)
Gain (loss) on disposition of assets	$5	$144	$(22)	$136	$16,525	$(8)	$—	$23	$8,297	$25,100
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$7,946	$7,946
Foreign exchange (loss) gain	$(64)	$(57)	$1,539	$(393)	$13,887	$(2,780)	$208	$1,511	$(22,905)	$(9,054)
Loss on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$(4,944)	$(4,944)
Earnings (loss) before income taxes	$24,062	$21,497	$8,222	$3,269	$61,178	$42,097	$(4,536)	$17,687	$2,795	$176,271
Income tax (expense) recovery	$(10,021)	$(4,351)	$(10,697)	$(3,495)	$(21,860)	$(431)	$(33)	$(8,379)	$(15,179)	$(74,446)
Net earnings (loss) for the period	$14,041	$17,146	$(2,475)	$(226)	$39,318	$41,666	$(4,569)	$9,308	$(12,384)	$101,825
Capital expenditures	$8,854	$8,034	$113,227	$—	$64,519	$2,868	$5	$4,864	$290	$202,661

	As at December 31, 2016
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Other	Total
Total assets	$134,579	$65,386	$827,858	$35,853	$227,923	$111,260	$193,195	$91,893	$210,194	$1,898,141
Total liabilities	$45,986	$23,171	$199,127	$8,880	$52,636	$40,788	$1,112	$27,161	$100,276	$499,137

Product Revenue	2017	2016
Refined silver and gold	345,756	399,339
Zinc concentrate	140,315	93,237
Lead concentrate	161,981	125,123
Copper concentrate	114,564	95,123
Silver concentrate	54,212	61,953
Total	816,828	774,775

The Company has 16 customers that account for 100% of the concentrate and silver and gold sales revenue. The Company has 7 customers that accounted for 23%, 16%, 15%, 14%, 8%, 6%, and 5% of total sales in 2017, and 7 customers that accounted for 18%, 16%, 14%, 10%, 10%, 9%, and 7% of total sales in 2016. The loss of certain of these customers or curtailment of purchases by such customers could have a material adverse effect on the Company’s results of operations, financial condition, and cash flows.